INITIAL PUBLIC OFFERING (Details) - USD ($)		9 Months Ended	12 Months Ended
	Apr. 28, 2020	Nov. 30, 2020	Dec. 31, 2020	Feb. 29, 2020
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of shares		$ 3,400,000		$ 3,400,000
CC NEUBERGER PRINCIPAL HOLDINGS I
Subsidiary, Sale of Stock [Line Items]
Number of units sold in initial public offering	41,400,000
Price per unit	$ 10.00
Proceeds from issuance of shares	$ 414,000,000
Offering costs	24,500,000		$ 8,493,662
Underwriting commissions	14,500,000
Legal fees	$ 900,000
Number of Class A ordinary share in each unit	1
Warrant in each unit (as percent)	33.00%
Exercise price of warrants (in dollars per share)	$ 11.50
CC NEUBERGER PRINCIPAL HOLDINGS I | Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of shares called by each warrants (in shares)	1
CC NEUBERGER PRINCIPAL HOLDINGS I | Over-allotment
Subsidiary, Sale of Stock [Line Items]
Number of units sold in initial public offering	5,400,000